Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Fair value measurements
Other assets		¥ 915,141	¥ 827,022
Recurring [Member]
Fair value measurements
Trading assets and private equity investments	[1]	15,460,000	14,930,000
Other assets	[1],[2]	579,000
Recurring [Member] | Other [Member]
Fair value measurements
Other assets	[1],[3]		566,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity investments		21,000	26,000
Recurring [Member] | Net asset value per share [Member] | Other [Member]
Fair value measurements
Other assets		¥ 5,000	¥ 6,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥26 billion and ¥21 billion, respectively. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in Other assets—Others were ¥6 billion and ¥5 billion, respectively.
[2]	Includes equity securities without readily determinable fair value of ¥65,365 million as of September 30, 2020.
[3]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.